Note 6 - Deferred Charges, Net (Details) - Summary of Deferred Charges - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Summary of Deferred Charges [Abstract]
Balance, beginning of year	$ 335,621	$ 338,431
Amortization of loan arrangement fees	(150,189)	(137,032)
Deferred offering expenses		(165,678)
Loan arrangement fees	515,174	299,900
Balance, end of year	$ 700,606	$ 335,621